Property and equipment	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Property and equipment
8.	Property and equipment:

December 31, 2019	Cost	Accumulated amortization	Net book value

Production equipment	$67	$67	$-
Software	55	55	-
Computer equipment	230	164	66
Leasehold improvements	699	315	384
Furniture and office equipment	177	175	2

	$1,228	$776	$452

December 31, 2018	Cost	Accumulated amortization	Net book value

Production equipment	$67	$42	$25
Software	55	55	-
Computer equipment	231	138	93
Leasehold improvements	574	209	365
Furniture and office equipment	177	148	29

	$1,104	$592	$512
Amortization and depreciation expense for the year ended December 31, 2019 amounted to $184 (2018 - $124; 2017 - $143).